Commitments and Contingencies - Additional Information (Detail) m³ in Thousands, $ in Thousands					1 Months Ended		12 Months Ended
	Apr. 21, 2017 USD ($) building	Dec. 02, 2015 ft³	Jul. 09, 2014 vessel	Jun. 27, 2014 USD ($) vessel m³	Jul. 31, 2016	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) lease agreement	Dec. 31, 2016 USD ($) lease agreement	Dec. 31, 2016 USD ($) lease agreement m³	Dec. 31, 2016 USD ($) lease agreement	Dec. 31, 2016 USD ($) lease agreement building	Dec. 31, 2016 USD ($) lease agreement vessel	Dec. 31, 2016 USD ($) lease agreement	Dec. 31, 2016 USD ($) lease agreement ft³	Dec. 31, 2015 USD ($) lease	Dec. 31, 2014 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 22, 2014 USD ($)
Long-term Purchase Commitment [Line Items]
Number of vessels | vessel												35,000
Payments made to commitments							$ 357,602	$ 357,602	$ 357,602	$ 357,602	$ 357,602	$ 357,602	$ 357,602	$ 357,602	$ 424,868
Number of capital leases | lease							2	2	2	2	2	2	2	2
Joint venture ownership percentage							100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Equity income								$ 62,307							$ 84,171	$ 115,478
Settled Litigation
Long-term Purchase Commitment [Line Items]
Equity income								20,300
Ras Gas Two Lng Carriers
Long-term Purchase Commitment [Line Items]
Partnership interest owned										70.00%
Ras Gas Two Lng Carriers | Foreign Tax Authority
Long-term Purchase Commitment [Line Items]
Present value of the lease rental increase claim							$ 60,000	$ 60,000	$ 60,000	$ 60,000	$ 60,000	$ 60,000	$ 60,000	$ 60,000
Corporate Joint Venture | Settled Litigation
Long-term Purchase Commitment [Line Items]
Number of capital leases | lease															1
Litigation settlement						$ 39,000
Teekay Nakilat Corporation
Long-term Purchase Commitment [Line Items]
Number of vessels | vessel												3
Number of capital leases | agreement							3	3	3	3	3	3	3	3
Term of contract							30 years
Description of capital leases, indemnification agreements							Under the terms of the leasing arrangements for the RasGas II LNG Carriers, the lessor claimed tax depreciation on the capital expenditures it incurred to acquire these vessels. As is typical in these leasing arrangements, tax and change of law risks were assumed by the lessee, in this case the Teekay Nakilat Joint Venture. Lease payments under the lease arrangements were based on certain tax and financial assumptions at the commencement of the leases and subsequently adjusted to maintain the lessor’s agreed after-tax margin.
Security deposit against future claims																			$ 6,800
Yamal LNG Joint Venture
Long-term Purchase Commitment [Line Items]
Joint venture ownership percentage							50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Bahrain LNG Joint Venture
Long-term Purchase Commitment [Line Items]
Joint venture ownership percentage							30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Exmar LPG Joint Venture
Long-term Purchase Commitment [Line Items]
Joint venture ownership percentage							50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Modified Vessel | Bahrain LNG Joint Venture
Long-term Purchase Commitment [Line Items]
Number of floating storage units | vessel												1
DSME | Modified Vessel | Bahrain LNG Joint Venture
Long-term Purchase Commitment [Line Items]
Operating lease arrangement period, lessor		20 years
LNG Carriers
Long-term Purchase Commitment [Line Items]
Sale leaseback amount							$ 682,800	$ 682,800	$ 682,800	$ 682,800	$ 682,800	$ 682,800	$ 682,800	$ 682,800
Number of carrier newbuildings | building											4
Number of capital leases | lease							2	2	2	2	2	2	2	2
Term of contract					10 years
Liquefied Natural Gas | DSME
Long-term Purchase Commitment [Line Items]
Number of vessels | vessel												7
Payments made to commitments							$ 316,100	$ 316,100	$ 316,100	$ 316,100	$ 316,100	$ 316,100	$ 316,100	$ 316,100
Liquefied Natural Gas | Hyundai Samho Heavy Industries Co Ltd
Long-term Purchase Commitment [Line Items]
Number of vessels | lease													2
Payments made to commitments							41,500	41,500	41,500	41,500	41,500	$ 41,500	$ 41,500	41,500
Asset under Construction
Long-term Purchase Commitment [Line Items]
Number of vessels | vessel												15,000
Asset under Construction | Forecast
Long-term Purchase Commitment [Line Items]
Contractual obligation																	$ 536,700	$ 709,700
Asset under Construction | Yamal LNG Joint Venture
Long-term Purchase Commitment [Line Items]
Number of vessels			6									6	6
Payments made to commitments							$ 153,300	153,300	$ 153,300	$ 153,300	$ 153,300	$ 153,300	$ 153,300	$ 153,300
Volume of vessels (in cubic meter) | m³									172
Cost of construction								$ 2,100,000
Asset under Construction | BG Joint Venture | Shipbuilding supervision and crew training services
Long-term Purchase Commitment [Line Items]
Number of vessels				4								4	4
Number of capital leases | lease							4	4	4	4	4	4	4	4
Volume of vessels (in cubic meter) | m³				174
Cost of construction				$ 1,000,000
Secured financing							$ 137,100	$ 137,100	$ 137,100	$ 137,100	$ 137,100	$ 137,100	$ 137,100	$ 137,100
Amounts due				$ 20,300			$ 10,900	10,900	$ 10,900	$ 10,900	$ 10,900	$ 10,900	$ 10,900	$ 10,900	$ 16,500	$ 20,300
Asset under Construction | Exmar LPG Joint Venture | Shipbuilding supervision and crew training services
Long-term Purchase Commitment [Line Items]
Number of vessels | vessel												4
Asset under Construction | LNG Carriers
Long-term Purchase Commitment [Line Items]
Number of carrier newbuildings | building											4
LNG Receiving and Regasification Terminal | Bahrain LNG Joint Venture
Long-term Purchase Commitment [Line Items]
Cost of construction								$ 960,000
Capacity of production facility, per day (in cubic feet) | ft³														800,000,000
Operating lease arrangement period, lessor		20 years					20 years
LNG Receiving and Regasification Terminal | Bahrain LNG Joint Venture | Scenario, Plan
Long-term Purchase Commitment [Line Items]
Long term purchase commitment debt financing secured percentage										75.00%
LNG Receiving and Regasification Terminal | Bahrain LNG Joint Venture | Maximum
Long-term Purchase Commitment [Line Items]
Capacity of production facility, per day (in cubic feet) | ft³		800,000,000
Subsequent Event | LNG Carriers
Long-term Purchase Commitment [Line Items]
Sale leaseback amount	$ 174,300
Number of carrier newbuildings | building	1
Term of contract	10 years